ORIX Corporation Shareholders' Equity (Changes in Number of Shares Issued) (Detail) - shares	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Uncategorized [Abstract]
Beginning balance	1,324,107,328		1,324,058,828	1,323,644,528
Exercise of stock options	388,400	[1]	48,500	414,300
Ending balance	1,324,495,728		1,324,107,328	1,324,058,828

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.